Presentation of Financial Statements and Summary of Significant Accounting Policies- Summary of the Range Of Estimated Impacts On the Adoption Of the Ifrs 16 (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Prepaid expenses	R$ 98,024	R$ 132,122
Non-current assets
Prepaid expenses	71,368	70,507
Right-of-use assets	1,651,295	2,150,286
Total assets	39,010,357	36,250,162
Current liabilities
Leases payable	188,832	260,189
Non-current liabilities
Leases payable	R$ 1,159,479	R$ 1,573,099